Consolidated Statements of Operations (Unaudited) (Parentheticals) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Provision for inventory loss	$ 0	$ 0	$ 400,787	$ 400,787	$ 400,787	$ 163,800